Income Taxes - Schedule of Tax Loss Carry Forwards (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Tax Credit Carryforward [Line Items]
2013	$ 22
2014	52
2015	31
2016	17
2017	3
Thereafter	3,232
Total tax losses	3,357
Australia
Tax Credit Carryforward [Line Items]
Thereafter	253
Total tax losses	253
U S Federal [Member]
Tax Credit Carryforward [Line Items]
Thereafter	1,226
Total tax losses	1,226
United States
Tax Credit Carryforward [Line Items]
2016	11
Thereafter	1,431
Total tax losses	1,442
Other [Member]
Tax Credit Carryforward [Line Items]
2013	22
2014	52
2015	31
2016	6
2017	3
Thereafter	322
Total tax losses	$ 436